Going concern - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Texts Block [Abstract]
Equity	$ 6,657	$ 8,019	$ (6,294)	$ (4,224)
Net Loss After Tax	1,740
Deposits with banks and financial institutions	$ 5,696